Operating Lease (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of operating leases, and information about weighted-average remaining lease term and weighted-average discount rate
	December 31, 2021	December 31, 2020
Lease cost
Operating lease cost	$1,227,115	$453,233
Short term lease	378,763	168,091
Total lease cost	$1,605,878	$621,324

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$1,605,878	$621,324
Right-of-use assets obtained in exchange for new operating lease liabilities	Nil	Nil
Weighted-average remaining lease term - operating lease	32 months	10 months
Weighted-average discount rate - operating lease	6.75%	6.75%

Schedule of future minimum lease payments on operating leases
December 31, 2021
Maturity of lease liabilities
2022	$2,065,695
2023	2,018,242
2024	1,133,015
2025	71,542
Total minimum lease payments	$5,288,494
Short term lease	(378,763)
Imputed interest	(398,551)
Present value of minimum lease payments	$4,511,180
Less: classified as current liabilities	(1,446,823)
Non-current liabilities	$3,064,357